Leases - Schedule of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 13,707	$ 26,848
Operating cash flows for finance leases	454	435
Financing cash flows for finance leases	1,526	1,349
Supplemental lease cash flow disclosures
ROU assets obtained in exchange for new operating lease liabilities	35,118	10,018
ROU assets obtained in exchange for new finance lease liabilities	$ 319	$ 1,822